Shareholder Report, Average Annual Return (Details) 1014046_Franklin U.S. Core Bond ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	78 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin U.S. Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin U.S. Core Bond ETF (NAV)
Average Annual Return, Percent	4.33%	0.19%	0.93%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	4.35%	0.31%	0.98%